LICENSE AGREEMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Stock Issued, Value	$ 0	$ 2,071,625
Finite-Lived Intangible Assets, Accumulated Amortization	1,293,093
Amortization of Intangible Assets	(624,404)	(550,789)
Revenue	4,818,603	$ 735,717
Licensing Agreements [Member]
Finite-Lived Intangible Assets, Accumulated Amortization	84,009
Customer Contracts [Member]
Finite-Lived Intangible Assets, Accumulated Amortization	188,428
Patents and Trademarks [Member]
Finite-Lived Intangible Assets, Accumulated Amortization	$ 91,201